As filed with the Securities and Exchange Commission on August 9, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21631

HELIOS ADVANTAGE INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30bl-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30bl-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value

INVESTMENT GRADE CORPORATE BONDS - 4.3%
Telecommunications - 4.3%
Qwest Corp. [2]	6.88%	09/15/33	$1,225	$1,123,937
Rogers Communications Inc. [2]	6.80	08/15/18	750	886,580

Total Telecommunications (Cost - $1,656,764)				2,010,517
Total INVESTMENT GRADE CORPORATE BONDS (Cost - $1,656,764)				2,010,517
HIGH YIELD CORPORATE BONDS - 118.0%
Basic Industry - 15.1%
AK Steel Corp.	7.63	05/15/20	170	164,900
Appleton Papers Inc. [3,4]	10.50	06/15/15	340	321,300
Cascades Inc.	7.75	12/15/17	175	174,125
Domtar Corp. [2]	10.75	06/01/17	600	720,000
Edgen Murray Corp. [3,4]	12.25	01/15/15	535	452,075
Georgia-Pacific LLC	7.25	06/01/28	230	227,125
Georgia-Pacific LLC	7.38	12/01/25	270	271,350
Millar Western Forest Products Limited	7.75	11/15/13	650	559,000
PE Paper Escrow GmbH [3,4]	12.00	08/01/14	500	549,375
RBS Global & Rexnord Corp. [3,4]	8.50	05/01/18	250	242,500
Steel Dynamics Inc. [2]	7.63	03/15/20	550	547,250
U.S. Steel Corp. [2]	7.00	02/01/18	1,400	1,384,250
Verso Paper Holdings LLC/Verso Paper Inc. [2]	11.50	07/01/14	750	808,125
Westlake Chemical Corp. [2]	6.63	01/15/16	750	720,000

Total Basic Industry (Cost - $6,706,515)				7,141,375

Capital Goods - 13.0%
BE Aerospace Inc. [2]	8.50	07/01/18	675	708,750
Berry Plastics Corp. [3,4]	9.50	05/15/18	100	91,500
Case Corp.	7.25	01/15/16	500	501,250
Crown Cork & Seal Company Inc.	7.38	12/15/26	550	500,500
Mueller Water Products Inc.	7.38	06/01/17	900	789,750
Owens-Illinois Inc. [2]	7.80	05/15/18	575	598,719
Solo Cup Co./Solo Cup Operating Corp.	10.50	11/01/13	550	568,562
Terex Corp. [2]	7.38	01/15/14	950	957,125
Terex Corp.	8.00	11/15/17	250	231,250
Texas Industries Inc.	7.25	07/15/13	370	357,975
Trimas Corp. [3,4]	9.75	12/15/17	345	349,313
USG Corp.	9.50	01/15/18	475	470,250

Total Capital Goods (Cost - $6,033,245)				6,124,944

Consumer Cyclical - 20.9%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	523,750
American Axle & Manufacturing Inc.	7.88	03/01/17	700	607,250
Beazer Homes USA Inc.	9.13	06/15/18	300	277,500
Couche-Tard U.S. LP	7.50	12/15/13	675	678,375
Easton-Bell Sports Inc. [3,4]	9.75	12/01/16	650	672,750
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	577,500
Ford Motor Co.	6.50	08/01/18	650	598,000
General Motors Corp.	7.13	07/15/13	250	74,375
Harrah’s Escrow LLC/Harrah’s Escrow Corp.	11.25	06/01/17	600	631,500
KAR Auction Services Inc.	10.00	05/01/15	355	362,100

Levi Strauss & Co. [3,4]	7.63	05/15/20	500	490,000
Limited Brands Inc. [2]	8.50	06/15/19	300	323,250
MGM Mirage, Inc.	5.88	02/27/14	675	534,938
Pokagon Gaming Authority [3,4]	10.38	06/15/14	500	517,500

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Royal Caribbean Cruises Limited	7.25%	06/15/16	$550	$537,625
Seneca Gaming Corp. [2]	7.25	05/01/12	675	659,812
Standard Pacific Corp.	8.38	05/15/18	550	522,500
Tenneco Inc.	8.63	11/15/14	600	605,250
The Neiman Marcus Group Inc.	10.38	10/15/15	650	661,375

Total Consumer Cyclical (Cost - $9,487,760)				9,855,350

Consumer Non-Cyclical - 9.2%
ACCO Brands Corp.	10.63	03/15/15	250	271,250
B&G Foods Inc.	7.63	01/15/18	500	502,500
Bumble Bee Foods LLC [3,4]	7.75	12/15/15	360	362,250
C&S Group Enterprises LLC [3,4]	8.38	05/01/17	500	485,000
Constellation Brands Inc. [2]	7.25	05/15/17	1,050	1,064,437
Deluxe Corp. [2]	7.38	06/01/15	600	595,500
Jarden Corp.	7.50	05/01/17	500	490,000
Rite Aid Corp.	8.63	03/01/15	675	550,125

Total Consumer Non-Cyclical (Cost - $4,197,686)				4,321,062

Energy - 24.1%
Arch Coal Inc. [3,4]	8.75	08/01/16	550	573,375
Chesapeake Energy Corp.	6.88	11/15/20	550	554,813
Crosstex Energy/Crosstex Energy Finance Corp.	8.88	02/15/18	675	674,156
Dynegy Holdings Inc.	7.75	06/01/19	675	466,594
Edison Mission Energy	7.00	05/15/17	675	432,000
El Paso Corp.	7.00	06/15/17	550	546,903
Frontier Oil Corp.	8.50	09/15/16	550	556,875
Hercules Offshore LLC [3,4]	10.50	10/15/17	450	399,375
Hexion Finance Escrow LLC/Hexion Escrow Corp.	8.88	02/01/18	500	451,250
International Coal Group Inc.	9.13	04/01/18	500	500,000
Linn Energy LLC/Linn Energy Finance Corp. [3,4]	8.63	04/15/20	550	563,062
McJunkin Red Man Corp. [3,4]	9.50	12/15/16	650	630,500
Newfield Exploration Co. [2]	6.88	02/01/20	550	533,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [3,4]	8.88	03/15/18	290	294,350
NRG Energy Inc.	8.50	06/15/19	550	558,937
Pioneer Natural Resources Co. [2]	6.65	03/15/17	500	502,531
Plains Exploration & Production Co.	7.63	06/01/18	550	537,625
Quicksilver Resources Inc.	11.75	01/01/16	450	496,125
Range Resources Corp. [2]	7.50	05/15/16	500	504,375
SeaMetric International AS [1,3,4,5,7,8]	11.63	05/25/12	1,527	15,265
SESI LLC [2]	6.88	06/01/14	600	585,000
Texas Competitive Electric Term Loan 362672	10.25	10/01/12	29	21,698
Texas Competitive Electric Term Loan 362672 Tranche B2	10.25	10/01/12	187	138,162
Texas Competitive Electric Term Loan 363465 Tranche B3	10.25	10/01/12	2	1,325
Texas Competitive Electric Holdings Company LLC	3.87	10/10/14	131	96,540
Texas Competitive Electric Holdings Company LLC	10.25	11/01/15	350	231,000
Whiting Petroleum Corp. [2]	7.25	05/01/13	475	478,563

Total Energy (Cost - $12,951,869)				11,343,899

Media - 7.3%
Cablevision Systems Corp. [2,3,4]	8.63	09/15/17	800	816,000
Charter Communications Operating LLC [2,3,4,6]	8.13	04/30/20	475	485,687
Coleman Cable Inc. [3,4]	9.00	02/15/18	550	525,250
Lamar Media Corp. [3,4]	7.88	04/15/18	500	498,750

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
LIN Television Corp.	6.50%	05/15/13	$500	$480,000
Mediacom Broadband LLC	9.13	08/15/19	650	627,250

Total Media (Cost - $3,530,524)				3,432,937

Services Cyclical - 11.4%
AMC Entertainment Inc.	8.75	06/01/19	875	879,375
ARAMARK Corp.	8.50	02/01/15	900	909,000
Avis Budget Car Rental [3,4]	9.63	03/15/18	675	681,750
FTI Consulting Inc.	7.75	10/01/16	500	505,000
Iron Mountain Inc. [2]	8.75	07/15/18	700	722,750
Maxim Crane Works LP [3,4]	12.25	04/15/15	500	489,375
RSC Equipment Rental Inc./RSC Holdings III LLC [3,4]	10.25	11/15/19	675	681,750
United Rentals North America Inc.	9.25	12/15/19	500	503,750

Total Services Cyclical (Cost - $5,369,573)				5,372,750

Services Non-Cyclical - 3.7%
HCA Inc. [2]	9.25	11/15/16	700	742,000
Service Corp. International [2]	6.75	04/01/16	1,000	992,500

Total Services Non-Cyclical (Cost - $1,552,756)				1,734,500

Technology & Electronics - 1.6%
First Data Corp.	9.88	09/24/15	650	494,000
Freescale Semiconductor Inc. [3,4]	9.25	04/15/18	285	281,438

Total Technology & Electronics (Cost - $878,943)				775,438

Telecommunications - 11.7%
American Tower Corp. [2]	7.00	10/15/17	750	836,250
Cincinnati Bell Inc.	8.75	03/15/18	675	612,562
Frontier Communications Corp. [2]	7.13	03/15/19	1,300	1,202,500
Global Crossing Limited [3,4]	12.00	09/15/15	1,150	1,219,000
PAETEC Holding Corp.	9.50	07/15/15	500	486,250
Windstream Corp. [2]	7.00	03/15/19	1,250	1,153,125

Total Telecommunications (Cost - $5,470,674)				5,509,687
Total HIGH YIELD CORPORATE BONDS (Cost - $56,179,545)				55,611,942
			Shares	Value
COMMON STOCKS - 4.8%
Consumer Cyclical - 0.6%
Beazer Homes USA Inc.			8,300	30,129
DR Horton Inc.			7,300	71,759
Hovnanian Enterprises Inc.			7,500	27,600
MDC Holdings Inc.			2,700	72,765
Ryland Group Inc.			4,000	63,280

Total Consumer Cyclical (Cost - $400,635)				265,533

Consumer Products - 0.1%
B&G Foods Inc. (Cost $52,436 )			6,785	73,142

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

			Shares	Value
COMMON STOCKS (continued)
Energy - 1.0%
Huntsman Corp.			7,600	$65,892
Southern Union Co.			17,850	390,201

Total Energy (Cost - $336,023)				456,093

Industrials - 1.0%
General Electric Co.			21,500	310,030
United States Steel Corp.			4,000	154,200

Total Industrials (Cost - $477,911)				464,230

Telecommunications - 2.1%
AT&T Inc.			11,250	272,138
Frontier Communications Corp.			19,400	137,934
Qwest Communications International Inc.			31,900	167,475
Verizon Communications Inc.			9,350	261,987
Windstream Corp.			16,750	176,880

Total Telecommunications (Cost - $1,098,284)				1,016,414
Total COMMON STOCKS (Cost - $2,365,289)				2,275,412

	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENT - 1.5%
State Street Euro Dollar Time Deposit (Cost $708,025 )	0.01%	07/01/10	$708	$708,025

Total Investments - 128.6% (Cost - $60,909,623)				60,605,896
Liabilities in Excess of Other Assets - (28.6)%				(13,488,677)
NET ASSETS - 100.0%				$47,117,219

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$ 13,789,740	29.27%
Helios High Income Fund, Inc.	9,805,339	27.54
Helios Multi-Sector High Income Fund, Inc.	10,710,373	27.23
Helios Strategic Income Fund, Inc.	10,404,355	30.76

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of June 30, 2010, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$ 15,265	0.03%
Helios Multi-Sector High Income Fund, Inc.	7,184	0.02
Helios Strategic Income Fund, Inc.	13,469	0.04

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

7	—	Restricted Illiquid Security – Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The details of the acquisition of this security is as follows:

Fund	Acquisition Date	Cost	Market Value as a % of Net Assets
Helios Advantage Income Fund, Inc.	05/02/07	$ 1,519,884	0.03%
Helios Multi-Sector High Income Fund, Inc.	05/02/07	714,005	0.02
Helios Strategic Income Fund, Inc.	05/02/07	1,341,058	0.04

8	—	Company announced a three month postponement of the interest payment due November 25, 2009 until February 25, 2010. The company also announced as compensation for the postponed interest payment a postponement fee which will be converted into new SeaMetric shares. On February 24, 2010, the Company announced it had entered bankruptcy proceedings and defaulted on its February 25, 2010 and November 25, 2009 interest payments.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective June 30, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

The Funds have established methods of fair value measurements in accordance with generally accepted accounting priniciples. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 –	quoted prices in active markets for identical investments
•	Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Level 1 — Quoted Prices	$-	$-	$2,275,412	$-	$2,275,412
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,010,517	35,097,814	-	708,025	37,816,356
Level 3 — Significant Unobservable Inputs	-	20,514,128	-	-	20,514,128

Total	$2,010,517	$55,611,942	$2,275,412	$708,025	$60,605,896

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Level 1 — Quoted Prices	$-	$-	$1,539,229	$-	$1,539,229
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,123,938	27,083,550	-	761,940	28,969,428
Level 3 — Significant Unobservable Inputs	-	15,410,898	-	-	15,410,898

Total	$1,123,938	$42,494,448	$1,539,229	$761,940	$45,919,555

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Level 1 — Quoted Prices	$-	$-	$1,891,267	$-	$1,891,267
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	917,500	31,337,042	-	553,380	32,807,922
Level 3 — Significant Unobservable Inputs	-	16,289,166	-	-	16,289,166

Total	$917,500	$47,626,208	$1,891,267	$553,380	$50,988,355

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

Helios Strategic Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Level 1 — Quoted Prices	$-	$-	$2,689,576	$-	$2,689,576
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	11,438,417	16,048,325	-	1,228,966	28,715,708
Level 3 — Significant Unobservable Inputs	-	12,601,732	-	-	12,601,732

Total	$11,438,417	$28,650,057	$2,689,576	$1,228,966	$44,007,016

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$18,569,635
Accrued Discounts	817
Realized Gain	215,563
Change in Unrealized Appreciation (Depreciation)	(986,053)
Net Purchases (Sales)	2,781,841
Net transfers out of Level 3	(67,675)

Balance as of June 30, 2010	$20,514,128

Change in unrealized gains or losses relating to assets still held at reporting date	$(686,067)

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$13,882,594
Amortized Premiums	(4,554)
Realized Gain	180,547
Change in Unrealized Appreciation (Depreciation)	(753,797)
Net Purchases (Sales)	2,511,046
Net transfers out of Level 3	(404,938)

Balance as of June 30, 2010	$15,410,898

Change in unrealized gains or losses relating to assets still held at reporting date	$(486,444)

Helios Multi-Sector High Income Fund, Inc.
Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$14,519,190
Amortized Premiums	(1,082)
Realized Gain	173,463
Change in Unrealized Appreciation (Depreciation)	(874,468)
Net Purchases (Sales)	2,919,626
Net transfers out of Level 3	(447,563)

Balance as of June 30, 2010	$16,289,166

Change in unrealized gains or losses relating to assets still held at reporting date	$(579,756)

Helios Strategic Income Fund, Inc.
Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$11,418,579
Accrued Discounts	1,142
Realized Gain	157,037
Change in Unrealized Appreciation (Depreciation)	(616,700)
Net Purchases (Sales)	2,025,299
Net transfers out of Level 3	(383,625)

Balance as of June 30, 2010	$12,601,732

Change in unrealized gains or losses relating to assets still held at reporting date	$(475,741)

The Funds may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities and agree to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by each Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such an account for each of its reverse repurchase agreements.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Funds’ obligation to repurchase the securities, and the Funds’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements.

At June 30, 2010, Helios Advantage Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,960,188	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$1,963,789
410,281	Barclays, 1.00%, dated 05/19/10, maturity date 07/13/10	410,908
451,375	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	452,102
700,000	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/13/10	701,089
369,250	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	369,814
1,453,200	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	1,455,500
818,125	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	819,398
1,605,625	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	1,608,077
1,051,500	JP Morgan Chase, 1.00%, dated 05/24/10, maturity date 07/14/10	1,052,990
757,487	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	758,035
1,247,225	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	1,249,234
2,716,088	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	2,720,312
970,000	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	971,509
692,250	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/16/10	693,385

$15,202,594	Maturity Amount, Including Interest Payable	$15,226,142

	Market Value of Assets Sold Under Agreements	$20,588,266

	Weighted Average Interest Rate	1.01%

At June 30, 2010, Helios High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,572,125	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$1,575,014
431,875	Barclays, 1.00%, dated 05/19/10, maturity date 07/13/10	432,535
333,625	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	334,163
702,608	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/13/10	703,701
369,250	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	369,814
919,974	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	921,432
1,029,675	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	1,031,277
1,312,369	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	1,314,373
514,063	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	514,434
898,450	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	899,898
2,941,362	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	2,945,937

$11,025,376	Maturity Amount, Including Interest Payable	$11,042,578

	Market Value of Assets Sold Under Agreements	$14,927,265

	Weighted Average Interest Rate	1.01%

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

At June 30, 2010, Helios Multi-Sector High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,694,000	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$1,697,112
583,031	Barclays, 1.00%, dated 05/19/10, maturity date 07/13/10	583,922
372,875	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	373,476
723,503	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/13/10	724,628
369,250	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	369,814
1,204,962	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	1,206,870
1,388,875	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	1,391,036
1,391,906	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	1,394,033
650,344	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	650,813
1,009,125	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	1,010,751
3,121,175	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	3,126,030

$12,509,046	Maturity Amount, Including Interest Payable	$12,528,485

	Market Value of Assets Sold Under Agreements	$16,900,387

	Weighted Average Interest Rate	1.01%

At June 30, 2010, Helios Strategic Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$442,937	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$443,751
695,594	Barclays, 1.00%, dated 05/18/10, maturity date 07/13/10	696,675
314,000	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	314,506
844,313	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	845,602
1,499,250	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	1,501,624
1,982,550	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	1,985,634
583,625	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	584,517
169,750	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	169,873
229,775	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	230,145
2,141,460	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/15/10	2,144,851
1,379,000	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	1,381,145

$10,282,254	Maturity Amount, Including Interest Payable	$10,298,323

	Market Value of Assets Sold Under Agreements	$13,571,381

	Weighted Average Interest Rate	1.00%

The average daily balances of reverse repurchase agreements outstanding during the period ended June 30, 2010, was approximately $18,057,600, $12,459,245, $14,354,917 and $11,113,845 at a weighted average interest rate of 0.93%, 0.94%, 0.94% and 0.97% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

The maximum amount of reverse repurchase agreements outstanding at any time during the period ended June 30, 2010, was $20,743,565, $14,338,295, $16,563,552 and $12,352,342, which was 29.94%, 28.16%, 29.05% and 26.21% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2010

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Helios Advantage Income Fund, Inc.	$60,909,623	$2,463,578	$(2,767,305)	$(303,727)
Helios High Income Fund, Inc.	44,993,599	1,920,740	(994,784)	925,956
Helios Multi-Sector High Income Fund, Inc	50,624,011	2,184,306	(1,819,962)	364,344
Helios Strategic Income Fund, Inc.	43,768,493	2,516,091	(2,277,568)	238,523

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Advantage Income Fund. Inc.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date:  August 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date:  August 9, 2010

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date:  August 9, 2010